12. Going Concern (Details Narrative) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (870,320)	$ (2,607,768)
Net Cash Used in Operations		685,729
Working Capital Deficit			1,810,104
Stockholders Deficit	$ (879,315)		$ (2,325,072)	$ (806,925)